UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Zevenbergen Growth Fund
Institutional Class | ZVNIX
Annual Shareholder Report | June 30, 2026
This  annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2025, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/shareholder-vote-zevenbergen-mutual-funds-to-conversion-to-exchange-traded-funds-etf/. You can also request this information by contacting us at 1-206-682-8469.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended  June 30, 2026, the Fund underperformed its benchmark, the  Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Lower-than-benchmark exposure to the largest capitalized companies, higher than benchmark exposure to small capitalized companies, and security selection in large and small capitalized companies detracted from performance during the period when compared to the benchmark.
Positive contributions were led by security selection in the Technology industry and a relative underweight to the Utilities industry as the sector underperformed due to higher bond yields. Allocations to Advanced Micro Devices, Inc. and Rocket Lab Corporation contributed to performance.
Detectors were led by allocation and security selection in the Consumer Discretionary industry, as investors were concerned about the impact of AI on consumer purchasing behaviors, and security selection in the Health Care industry as U.S. policy uncertainty including tariffs, drug pricing policies, and overall competition for capital from the Technology Industry. Allocations to MercadoLibre, Inc. and Axon Enterprise, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. NVIDIA Corporation remained in the top position, with Advanced Micro Devices, Inc., Rocket Lab Corporation, Alphabet Inc., and Credo Technology Group Ltd rising into the top ten holdings. Meta Platforms, Inc., Netflix, Inc., The Trade Desk, Inc. (sold out of position), and Uber Technologies, Inc. are no longer in the top ten positions.
Overall, the market capitalization exposure of the portfolio saw a decrease in medium capitalized companies by 6% due to positions being sold and increase in the largest capitalized companies increased 6.6% due to market appreciation. Exposure to companies economically exposed to software and consumer services decreased, and exposure to semiconductors and computer hardware increased.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Rocket Lab Corporation
↑	Credo Technology Group Holding Ltd.

Top Detractors
↓	MercadoLibre, Inc.
↓	Axon Enterprise, Inc.
↓	Trade Desk, Inc.
Zevenbergen Growth Fund	PAGE 1	TSR-AR-00777X801

PERFORMANCE
The Fund experienced a positive return for the period. Over the past year, the artificial intelligence narrative shifted from a purely digital, software-focused concept into a massive physical infrastructure boom. Giant tech “hyperscalers” (including Microsoft Corporation, Alphabet Inc., Meta Platforms, Inc., and Amazon.com, Inc.) have committed hundreds of billions of dollars toward building next-generation data centers, boosting demand far beyond just software companies. Additionally, a dominant driver of the market’s durable upward path has been robust corporate profitability. S&P 500 earnings growth surged, with a vast majority of companies beating top- and bottom-line expectations. Unlike previous periods where a tiny group of mega-cap tech stocks carried the entire market, the last 12 month period saw market leadership broaden significantly across market capitalizations and sub-sectors posting strong returns, as fundamentally driven profit growth spread across almost every major sector.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	3.14	1.11	17.60
Russell 3000 Total Return	22.82	12.31	15.06
Russell 3000 Growth Total Return	18.37	13.21	18.15
Visit https://www.zci.com/shareholder-vote-zevenbergen-mutual-funds-to-conversion-to-exchange-traded-funds-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$140,051,325
Number of Holdings	39
Net Advisory Fee	$801,620
Portfolio Turnover	35%
Zevenbergen Growth Fund	PAGE 2	TSR-AR-00777X801

WHAT DID THE FUND INVEST IN? (as of June 30, 2026 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	7.8%
Advanced Micro Devices, Inc.	7.5%
Tesla, Inc.	7.1%
Axon Enterprise, Inc.	6.1%
MercadoLibre, Inc.	4.8%
Shopify, Inc.	4.5%
Rocket Lab Corp.	4.4%
Amazon.com, Inc.	4.4%
Credo Technology Group Holdings Ltd.	4.2%
Alphabet, Inc.	4.1%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/shareholder-vote-zevenbergen-mutual-funds-to-conversion-to-exchange-traded-funds-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your documents not be  householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  your financial intermediary.
Zevenbergen Growth Fund	PAGE 3	TSR-AR-00777X801

Zevenbergen Genea Fund
Institutional Class | ZVGIX
Annual Shareholder Report | June 30, 2026
This  annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2025, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/shareholder-vote-zevenbergen-mutual-funds-to-conversion-to-exchange-traded-funds-etf/. You can also request this information by contacting us at 1-206-682-8469.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended  June 30, 2026,  the Fund underperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Lower-than-benchmark exposure to the largest capitalized companies within the benchmark, higher than benchmark exposure to small capitalized companies, and security selection in large capitalized companies detracted from performance during the period when compared to the benchmark.
Positive contributions were led by security selection in the Technology and Industrials industries and a relative underweight to the Financials Industry. Allocations to Bloom Energy Corporation and Credo Technology Group Holding Ltd contributed to performance.
Detractors were led by allocation and security selection in the Consumer Discretionary Industry, as investors were concerned about the impact of AI on consumer purchasing behaviors, and security selection in the Real Estate Industry as persistently high mortgage rates suppressed housing transactions. Allocations to Axon Enterprise, Inc. and MercadoLibre, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Tesla had increased to the largest position, with Credo Technology Group Holding Ltd, Bloom Energy Corporation, Datadog, Inc., CrowdStrike Holdings, Inc, rising into the top 10 holdings rank. Netflix, Inc., The Trade Desk, Inc. (position sold), and Spotify Technology S.A. had dropped out of the top 10 positions.
Overall, the market capitalization exposure of the portfolio across large and mega capitalization companies remained consistent, while allocations to mid capitalized companies increased by 11% due to strong security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to media and consumer services decreased, and exposure to software and machinery increased during the period.

Top Contributors
↑	Bloom Energy Corporation
↑	Credo Technology Group Holding Ltd.
↑	Rocket Lab Corporation
Zevenbergen Genea Fund	PAGE 1	TSR-AR-00777X876

Top Detractors
↓	Axon Enterprise Inc.
↓	MercadoLibre, Inc.
↓	The Trade Desk, Inc.
PERFORMANCE
The Fund experienced a positive return for the period. Over the past year, the artificial intelligence narrative shifted from a purely digital, software-focused concept into a massive physical infrastructure boom. Giant tech “hyperscalers” (including Microsoft Corporation, Alphabet Inc., Meta Platforms, Inc., and Amazon.com, Inc.) have committed hundreds of billions of dollars toward building next-generation data centers, boosting demand far beyond just software companies. Additionally, a dominant driver of the market’s durable upward path has been robust corporate profitability. S&P 500 earnings growth surged, with a vast majority of companies beating top- and bottom-line expectations. Unlike previous periods where a tiny group of mega-cap tech stocks carried the entire market, the last 12 month period saw market leadership broaden significantly across market capitalizations and sub-sectors posting strong returns as fundamentally driven profit growth spread across almost every major sector.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	8.21	1.86	20.94
Russell 3000 Total Return	22.82	12.31	15.06
Russell 3000 Growth Total Return	18.37	13.21	18.15
Visit https://www.zci.com/shareholder-vote-zevenbergen-mutual-funds-to-conversion-to-exchange-traded-funds-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$71,972,199
Number of Holdings	33
Net Advisory Fee	$331,379
Portfolio Turnover	19%
Zevenbergen Genea Fund	PAGE 2	TSR-AR-00777X876

WHAT DID THE FUND INVEST IN? (as of June 30, 2026 as expressed as a percent of net assets)

Top 10 Issuers	(%)
Tesla, Inc.	8.8%
NVIDIA, Inc.	7.5%
Credo Technology Group Holdings Ltd.	7.2%
Axon Enterprise, Inc.	6.7%
Shopify, Inc.	6.1%
MercadoLibre, Inc.	5.5%
Bloom Energy Corp.	5.4%
Datadog, Inc.	4.8%
Rocket Lab Corp.	4.3%
CrowdStrike Holdings, Inc.	4.2%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/shareholder-vote-zevenbergen-mutual-funds-to-conversion-to-exchange-traded-funds-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your documents not be  householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  your financial intermediary.
Zevenbergen Genea Fund	PAGE 3	TSR-AR-00777X876

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund

	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$16,500	$15,900
(b) Audit-Related Fees	None	None
(c) Tax Fees	$4,500	$3,000
(d) All Other Fees	None	None

Zevenbergen Genea Fund

	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$16,500	$15,900
(b) Audit-Related Fees	None	None
(c) Tax Fees	$4,500	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Zevenbergen Growth Fund

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ZEVENBERGEN GROWTH FUND (ZVNIX)
ZEVENBERGEN GENEA FUND (ZVGIX)
Annual Financial Statements
June 30, 2026

Zevenbergen Growth Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS — 100.1%
Communication Services — 0.5%
Space Exploration Technologies Corp. - Class A(a)	4,035	$689,420
Consumer Discretionary — 22.5%
Amazon.com, Inc.(a)	25,900	6,173,006
MercadoLibre, Inc.(a)	3,950	6,704,691
Netflix, Inc.(a)	34,500	2,463,300
On Holding AG - Class A(a)	33,500	1,186,570
SharkNinja, Inc.(a)	10,200	1,553,154
Spotify Technology S.A.(a)	1,550	711,651
Tesla, Inc.(a)	23,775	9,999,765
Uber Technologies, Inc.(a)	38,250	2,760,120
		31,552,257
Health Care — 7.3%
Caris Life Sciences, Inc.(a)	63,750	1,136,025
Insulet Corp.(a)	10,400	1,583,400
Natera, Inc.(a)	17,050	4,628,222
TransMedics Group, Inc.(a)	22,200	1,474,524
Veeva Systems Inc. - Class A(a)	8,025	1,424,197
		10,246,368
Industrials — 17.8%
Amprius Technologies, Inc.(a)	21,100	292,446
Axon Enterprise, Inc.(a)	15,325	8,591,348
Comfort Systems USA, Inc.	990	1,962,131
Karman Holdings, Inc.(a)	54,395	2,715,398
Quanta Services, Inc.	7,200	5,184,288
Rocket Lab Corp.(a)	60,775	6,177,779
		24,923,390
Technology — 52.0%(b)
Advanced Micro Devices, Inc.(a)	18,000	10,456,380
Alphabet, Inc. - Class A	15,925	5,691,117
AppLovin Corp. - Class A(a)	4,150	2,138,204
Coherent Corp.(a)	3,475	1,370,783
Credo Technology Group Holding Ltd.(a)	21,505	5,848,285
CrowdStrike Holdings, Inc. - Class A(a)	5,600	4,273,584

	Shares	Value
Marvell Technology, Inc.	3,275	$975,590
Meta Platforms, Inc. - Class A	5,900	3,323,411
Monolithic Power Systems, Inc.	3,230	4,465,023
nLight, Inc.(a)	13,300	925,946
NVIDIA Corporation	54,880	10,980,939
Samsara, Inc. - Class A(a)	44,425	1,440,703
Shopify, Inc. - Class A(a)	55,650	6,354,117
Snowflake Inc. - Class A(a)	16,950	4,313,775
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,200	1,528,224
Toast, Inc. - Class A(a)	93,775	2,608,821
Vertiv Holdings Co. - Class A	15,750	5,273,415
Xometry, Inc. - Class A(a)	8,425	813,181
		72,781,498
TOTAL COMMON STOCKS (Cost $63,668,661)		140,192,933
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American U.S. Treasury Money Market Fund - Class Z, 3.53%(c)	512,388	512,388
TOTAL MONEY MARKET FUNDS (Cost $512,388)		512,388
TOTAL INVESTMENTS — 100.5% (Cost $64,181,049)		$140,705,321
Liabilities in Excess of Other Assets — (0.5)%		(653,996)
TOTAL NET ASSETS — 100.0%		$140,051,325

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Zevenbergen Genea Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS — 100.0%
Communication Services — 1.1%
Space Exploration Technologies Corp. - Class A(a)	4,409	$753,322
Consumer Discretionary — 24.9%
Amazon.com, Inc.(a)	8,450	2,013,973
DraftKings, Inc. - Class A(a)	45,050	1,137,963
MercadoLibre, Inc.(a)	2,350	3,988,866
Netflix, Inc.(a)	17,000	1,213,800
Rivian Automotive, Inc. - Class A(a)	39,300	681,855
Spotify Technology S.A. - ADR(a)	3,320	1,524,312
Tesla, Inc.(a)	14,975	6,298,485
Uber Technologies, Inc.(a)	14,425	1,040,908
		17,900,162
Industrials — 21.7%
Amprius Technologies, Inc.(a)	17,025	235,967
Axon Enterprise, Inc.(a)	8,575	4,807,231
Bloom Energy Corp. - Class A(a)	12,915	3,909,370
Contemporary Amperex Technology Co. Ltd. - ADR	37,550	843,373
Karman Holdings, Inc.(a)	30,100	1,502,592
Kraken Robotics, Inc.(a)	107,500	483,750
Rocket Lab Corp.(a)	30,300	3,079,995
Symbotic, Inc.(a)	17,025	765,274
		15,627,552
Technology — 52.3%(b)
AppLovin Corp. - Class A(a)	3,700	1,906,351
ARM Holdings PLC - ADR(a)	5,000	1,772,850
Coherent Corp.(a)	2,575	1,015,760
Credo Technology Group Holding Ltd.(a)	19,075	5,187,446
CrowdStrike Holdings, Inc. - Class A(a)	3,950	3,014,403
Datadog, Inc. - Class A(a)	13,400	3,488,824
Nebius Group NV(a)	9,200	2,540,764
nLight, Inc.(a)	9,150	637,023

	Shares	Value
NVIDIA Corporation	27,105	$5,423,439
Reddit, Inc. - Class A(a)	6,000	1,041,480
Rubrik, Inc. - Class A(a)	12,050	967,374
Samsara, Inc. - Class A(a)	43,425	1,408,273
Shopify, Inc. - Class A(a)	38,615	4,409,061
Snowflake Inc. - Class A(a)	11,150	2,837,675
Toast, Inc. - Class A(a)	72,650	2,021,123
		37,671,846
TOTAL COMMON STOCKS (Cost $26,425,255)		71,952,882
SHORT-TERM INVESTMENTS — 0.8%
First American U.S. Treasury Money Market Fund - Class Z, 3.53%(c)	576,085	576,085
TOTAL SHORT-TERM INVESTMENTS (Cost $576,085)		576,085
TOTAL INVESTMENTS — 100.8% (Cost $27,001,340)		$72,528,967
Liabilities in Excess of Other Assets — (0.8)%		(556,768)
TOTAL NET ASSETS — 100.0%		$71,972,199

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Statements of Assets and Liabilities
June 30, 2026

	Zevenbergen Growth Fund	Zevenbergen Genea Fund
ASSETS:
Investments, at value	$140,705,321	$72,528,967
Receivable for investments sold	—	78,052
Dividends receivable	11,246	701
Receivable for fund shares sold	51,891	642
Prepaid expenses and other assets	8,628	8,152
Total assets	140,777,086	72,616,514
LIABILITIES:
Payable for fund shares redeemed	6	251,742
Payable to Adviser	348,896	145,400
Distribution and Shareholder servicing fees	162,731	69,575
Payable for fund administration and accounting fees	93,544	61,666
Payable for transfer agent fees and expenses	39,977	33,115
Payable for legal fees	20,696	22,309
Payable for printing and mailing	13,089	16,048
Payable for compliance fees	7,078	6,359
Payable for custodian fees	4,799	2,622
Payable for expenses and other liabilities	34,945	35,479
Total liabilities	725,761	644,315
NET ASSETS	$140,051,325	$71,972,199
NET ASSETS CONSIST OF:
Paid-in capital	$52,692,960	$36,482,614
Total distributable earnings	87,358,365	35,489,585
Total net assets	$140,051,325	$71,972,199
Institutional Class
Net assets	$140,051,325	$71,972,199
Shares issued and outstanding (unlimited shares authorized without par value)	3,152,573	1,146,770
Net asset value per share	$44.42	$62.76
COST:
Investments, at cost	$64,181,049	$27,001,340

The accompanying notes are an integral part of these financial statements.

3

Statements of Operations
For the Year Ended June 30, 2026

	Zevenbergen Growth Fund	Zevenbergen Genea Fund
INVESTMENT INCOME:
Dividend income	$104,005	$17,826
Less: dividend withholding taxes	(642)	—
Less: issuance fees	(372)	(220)
Total investment income	102,991	17,606
EXPENSES:
Investment advisory fee	1,061,368	569,778
Fund administration and accounting fees	159,960	106,770
Shareholder service costs - Institutional Class	116,314	42,988
Shareholder service costs - Investor Class	24,536	42,352
Distribution expenses - Investor Class	40,893	70,586
Transfer agent fees	74,601	59,699
Federal and state registration fees	35,211	35,086
Legal fees	28,421	29,419
Trustees’ fees	21,261	20,577
Audit fees	19,088	18,900
Compliance fees	11,525	10,848
Reports to shareholders	8,597	9,580
Custodian fees	20,426	9,122
Other expenses and fees	15,175	13,917
Total expenses	1,637,376	1,039,622
Fee waiver from Adviser	(259,748)	(238,399)
Net expenses	1,377,628	801,223
NET INVESTMENT LOSS	(1,274,637)	(783,617)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	21,871,272	12,160,730
Net realized gain	21,871,272	12,160,730
Net change in unrealized appreciation (depreciation) on:
Investments	(15,069,975)	(6,002,883)
Net change in unrealized appreciation (depreciation)	(15,069,975)	(6,002,883)
Net realized and unrealized gain (loss)	6,801,297	6,157,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,526,660	$5,374,230

The accompanying notes are an integral part of these financial statements.

4

Statements of Changes in Net Assets

	Zevenbergen Growth Fund		Zevenbergen Genea Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment (loss)	$(1,274,637)	$(1,247,208)	$(783,617)	$(787,505)
Net realized gain on investments	21,871,272	5,273,434	12,160,730	13,758,208
Net change in unrealized appreciation (depreciation) on investments	(15,069,975)	32,169,465	(6,002,883)	12,018,529
Net increase in net assets from operations	5,526,660	36,195,691	5,374,230	24,989,232
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(1,405,452)	—	—	—
From earnings - Investor Class	(170,342)	—	—	—
Total distributions to shareholders	(1,575,794)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	9,336,709	9,375,062	1,730,093	2,210,208
Shares issued from reinvestment of distributions - Institutional Class	1,278,455	—	—	—
Shares issued in connection with Investor Class merger(a)	18,252,344	—	26,081,244	—
Shares redeemed - Institutional Class	(15,681,466)	(20,670,031)	(4,236,056)	(11,060,198)
Redemption fees - Institutional Class	843	6,124	6,213	6,224
Shares sold - Investor Class	7,693,251	7,267,861	1,225,035	2,717,573
Shares issued from reinvestment of distributions - Investor Class	168,199	—	—	—
Shares redeemed - Investor Class	(12,926,561)	(3,470,732)	(9,329,548)	(12,131,906)
Shares transferred in class merger in connection with Investor Class merger(a)	(18,252,344)	—	(26,081,244)	—
Redemption fees - Investor Class	102	979	4,623	4,903
Net decrease in net assets from capital transactions	(10,130,468)	(7,490,737)	(10,599,640)	(18,253,196)
NET INCREASE (DECREASE) IN NET ASSETS	(6,179,602)	28,704,954	(5,225,410)	6,736,036
NET ASSETS:
Beginning of the year	146,230,927	117,525,973	77,197,609	70,461,573
End of the year	$140,051,325	$146,230,927	$71,972,199	$77,197,609
SHARES TRANSACTIONS
Shares sold - Institutional Class	228,796	249,020	32,043	47,687
Shares issued from reinvestment of distributions - Institutional Class	30,519	—	—	—
Shares issued in connection with Investor Class merger(a)	431,206	—	439,930	—
Shares redeemed - Institutional Class	(368,695)	(555,737)	(74,100)	(233,930)
Shares sold - Investor Class	208,139	200,862	21,568	54,125
Shares issued from reinvestment of distributions - Investor Class	4,135	—	—	—
Shares redeemed - Investor Class	(305,098)	(96,820)	(166,111)	(265,880)
Shares transferred in connection with Class merger(a)	(444,625)	—	(453,374)	—
Total decrease in shares outstanding	(215,623)	(202,675)	(200,044)	(397,998)

(a)	Investor Class Shares converted to Institutional Class Shares on June 12, 2026. See Note 1 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

5

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$43.60	$33.01	$26.48	$18.45	$43.39
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.38)	(0.35)	(0.27)	(0.20)	(0.34)
Net realized and unrealized gain (loss) on investments(b)	1.72	10.94	6.80	8.23	(23.87)
Total from investment operations	1.34	10.59	6.53	8.03	(24.21)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.52)	—	—	—	(0.74)
Total distributions	(0.52)	—	—	—	(0.74)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of year	$44.42	$43.60	$33.01	$26.48	$18.45
TOTAL RETURN	3.14%	32.08%	24.66%	43.52%	−56.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$140,051	$123,432	$103,566	$93,994	$56,880
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.20%	1.16%	1.22%	1.25%	1.25%
After expense waiver/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.92)%	(0.94)%	(0.95)%	(0.95)%	(0.99)%
Portfolio turnover rate	35%	15%	14%	22%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$58.00	$40.83	$33.86	$23.76	$57.24
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.55)	(0.46)	(0.34)	(0.26)	(0.47)
Net realized and unrealized gain (loss) on investments(b)	5.30	17.62	7.30	10.35	(33.02)
Total from investment operations	4.75	17.16	6.96	10.09	(33.49)

Redemption fee per share	0.01	0.01	0.01	0.01	0.01
Net asset value, end of year	$62.76	$58.00	$40.83	$33.86	$23.76
TOTAL RETURN	8.21%	42.05%	20.58%	42.51%	−58.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$71,972	$43,436	$38,181	$39,679	$38,181
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.34%	1.35%	1.32%	1.36%	1.20%
After expense waiver/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.97)%	(0.97)%	(0.95)%	(0.97)%	(1.00)%
Portfolio turnover rate	19%	12%	19%	20%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

7

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2026
NOTE 1 – ORGANIZATION
Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund”, and collectively the “Funds”) are non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.
Prior to June 12, 2026, each Fund offered two classes of shares, Institutional Class and Investor class, whereas each share class represented an equal interest in the Fund.
On December 19, 2025, the Board of Trustees approved a proposal to reorganize the Funds from the Trust into an exchange-traded fund series; Virtus ETF Trust II, while also converting the Funds into Exchange Traded Funds. In anticipation of the reorganization and conversion, the Funds merged their respective Investor Class shares into Institutional Class shares, effective June 12, 2026. As a result of the class merger, shareholders of the Investor Class received Institutional Class shares of equal aggregate value and the Investor Class was terminated. Both the reorganization and the conversion were completed at the end of business on August 14, 2026.
The following table details the share merger amounts:

Fund	Date	Class Terminated	Class Continuing	Net Assets Transferred	Shares Issued to Shareholders of Terminated Class
Growth Fund	June 12, 2026	Investor Class	Institutional Class	$18,252,344	431,206
Genea Fund	June 12, 2026	Investor Class	Institutional Class	$26,081,244	439,930

The Funds are the successor to the Zevenbergen Growth Fund and Zevenbergen Genea Fund (the "Predecessor Funds"), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization").
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds do not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
(a) Securities Valuation. The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Advisor’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

8

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2026
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:
Level 1 —
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 —
Significant unobservable inputs, including the Advisor’s assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair valuation determinations to the Advisor, as the Funds’ valuation designee in accordance with Rule 2a-5 of the 1940 Act.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2026:
Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$140,192,933	$ —	$ —	$140,192,933
Short-Term Investments	512,388	—	—	512,388
Total Investments	$140,705,321	$—	$—	$140,705,321

Genea Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$71,952,882	$ —	$ —	$71,952,882
Short-Term Investments	576,085	—	—	576,085
Total Investments	$72,528,967	$—	$—	$72,528,967

Please refer each Fund’s Schedule of Investments for further classification.
(b) Concentration and Sector Risks. To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of June 30, 2026, over 25% of each Fund’s net assets were invested in securities technology sectors. Some relevant risks related to this sector are described below:

9

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2026
Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.
(c) Security Transactions, Investment Income and Distributions. The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
(d) Federal Income Taxes. The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer of the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.
The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of investment advisory fees.

Fund	Investor Class*	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

*	The Investor Class expense limitation was effective through June 12, 2026.
See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

10

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2026
At June 30, 2026, the expenses reimbursed to the Funds and contractual fees waived by the Advisor and subject to potential recapture by period were as follows:

Fiscal Year waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2024	$245,553	$257,990	June 30, 2027
FYE June 30, 2025	201,896	247,530	June 30, 2028
FYE June 30, 2026	259,748	238,399	June 30, 2029
	$707,197	$743,919

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. For the year ended June 30, 2026, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$159,960	$106,770
Custody	20,426	9,122
Transfer Agency	74,601	59,699
Compliance	11,525	10,848

At June 30, 2026, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$93,544	$61,666
Custody	4,799	2,622
Transfer Agency	39,977	33,115
Compliance	7,078	6,359

The above payable amounts are included in the Statements of Assets and Liabilities.
The Independent Trustees (the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act) were paid $41,838 for their services to the Funds during the year ended June 30, 2026. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.
Note 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2026, were as follows:

Growth Fund
Purchases	$47,552,174
Sales	$60,019,089
Genea Fund
Purchases	$13,800,017
Sales	$25,066,485

11

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2026
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At June 30, 2026, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$64,310,945	$27,014,893
Gross unrealized appreciation	81,894,503	48,220,862
Gross unrealized depreciation	(5,500,127)	(2,706,788)
Net unrealized appreciation on investments	76,394,376	45,514,074
Undistributed ordinary income	—	—
Undistributed long-term capital gains	11,406,216	—
Distributable earnings	11,406,216	—
Other book/tax temporary differences	(442,227)	(10,024,489)
Total accumulated gains/losses	$87,358,365	$35,489,585

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2026, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$973,851	$(973,851)
Genea Fund	$433,317	$(433,317)

Distributions for the year ended June 30, 2026 and the year ended June 30, 2025 were as follows:

	June 30, 2026	June 30, 2025
Long Term Capital Gains:
Growth Fund	$1,575,794	$—
Genea Fund	$—	$—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2026.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2026, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$442,227	$—
Genea Fund	$350,300	$—

12

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2026
At June 30, 2026, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$ —	$ —	$ —
Genea Fund	$9,674,189	$—	$—

The Funds did not utilize any capital loss carryovers for the year ended June 30, 2026.
NOTE 6 – SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan under which the Funds may pay a fee of up to the following amounts of the average daily net assets:

Fund	Investor Class*	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

*	The Investor Class expense limitation was effective through June 12, 2026.
The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the year ended June 30, 2026, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class*	Institutional Class
Growth Fund	$24,536	$116,314
Genea Fund	$42,352	$42,988

*	The Investor Class expense limitation was effective through June 12, 2026.
NOTE 7 – DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that, prior to the June 12, 2026 merger of the Investor Class shares into the Institutional Class shares for each Fund, allowed each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. For the year ended June 30, 2026, distribution fees incurred are disclosed on the Statements of Operations.
NOTE 8 – INDEMNIFICATIONS
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the funds creates a presumption of control of the funds under 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab & Co., Inc. held approximately 54.12% and Pershing LLC held approximately 41.29%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab Co., Inc. held approximately 79.75%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.

13

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2026
Note 10 – Principal Risks
As with all mutual funds shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectus under the heading “Principal Investment Risks.”
NOTE 11 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. On December 19, 2025, the Board of Trustees approved a proposal to reorganize the Funds from the Trust into an exchange-traded fund series; Virtus ETF Trust II, while also converting the Funds into Exchange Traded Funds. Both the reorganization and the conversion were completed at the end of business on August 14, 2026. See Note 1. On August 10, 2026, the Zevenbergen Growth Fund paid a distribution of $3.73909 per share from long-term capital gains. Shareholders of record on August 7, 2026 received the distribution. The distribution was not reflected in the accompanying financial statements because it was declared subsequent to June 30, 2026.

14

Zevenbergen Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series in Advisor Managed Portfolios (the “Funds”) as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2026

15

Zevenbergen Funds
Additional Information
June 30, 2026 (Unaudited)
Shareholder Tax Information
For the fiscal year ended June 30, 2026, certain dividends paid by the Funds may be taxable to Fund shareholders at a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026, was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	0.00%

Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

16

(b)	Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9.8.26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9.8.26

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer